Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2016
Building & Improvements Minimum [Member]
Expected Life	15 months
Building & Improvements Maximum [Member]
Expected Life	39 months
Equipment Minimum [Member]
Expected Life	5 months
Equipment Maximum [Member]
Expected Life	10 months
Equipment Leased Minimum [Member]
Expected Life	7 months
Furniture and Fixture Minimum [Member]
Expected Life	5 months
Furniture and Fixture Maximum [Member]
Expected Life	15 months
Office Equipment Minimum [Member]
Expected Life	5 months
Office Equipment Maximum [Member]
Expected Life	10 months
Vehicle [Member]
Expected Life	5 months